Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Balance Sheets (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	£ (13,025)	£ (7,630)
Unrecognised funded scheme surpluses	(23)	(18)	£ (11)	£ (13)
Net defined benefit liability	(698)	(371)
Funded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(11,868)	(7,155)
Fair value of funded scheme assets	12,350	7,278
Surplus (deficit) in plan	482	123
Unrecognised funded scheme surpluses	(23)	(18)
Surplus Deficit In Plan Net Unrecognised Funded	459	105
Unfunded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of unfunded scheme liabilities	(1,157)	(476)
Net defined benefit liability	(698)	(371)
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(12,077)	(7,510)
Unrecognised funded scheme surpluses	(23)	(18)	£ (11)	£ (13)
Net defined benefit liability	57	(264)
Pension Schemes | Funded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(11,542)	(7,139)
Fair value of funded scheme assets	12,157	7,264
Surplus (deficit) in plan	615	125
Unrecognised funded scheme surpluses	(23)	(18)
Surplus Deficit In Plan Net Unrecognised Funded	592	107
Pension Schemes | Unfunded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of unfunded scheme liabilities	(535)	(371)
Net defined benefit liability	57	(264)
Healthcare Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(948)	(120)
Net defined benefit liability	(755)	(107)
Healthcare Schemes | Funded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(326)	(16)
Fair value of funded scheme assets	193	14
Surplus (deficit) in plan	(133)	(2)
Surplus Deficit In Plan Net Unrecognised Funded	(133)	(2)
Healthcare Schemes | Unfunded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of unfunded scheme liabilities	(622)	(105)
Net defined benefit liability	£ (755)	£ (107)